                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    CoreStates Capital Advisors LLC
Address: 115 Pheasant Run
         Suite 112
         Newtown, PA 18940

Form 13F File Number: 028-13583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William T. Spiropoulos
Title: Chief Executive Officer
Phone: 267-759-5000

Signature, Place and Date of Signing:


/s/ William T. Spiropoulos    Newtown, PA    April 18, 2011
--------------------------   -------------   --------------
        (Signature)          (City, State)       (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:       106
Form 13F Information Table Value Total:   $59,817 (in thousands)

List of Other Included Managers: None

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
--------------------------- ---------------- --------- -------- --------------------- ---------- -------- ------------------------
                                                                                                              VOTING AUTHORITY
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ------------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGER     SOLE     SHARED NONE
--------------------------- ---------------- --------- -------- ------------ --- ---- ---------- -------- ------------ ------ ----
3m Company                  COM              88579Y101      517     6,549.00  SH         Sole                 6,549.00
A T & T Inc New             COM              00206R102      202     8,342.66  SH         Sole                 8,342.66
Abb Ltd Adr                 ADR              375204         404    23,373.00  SH         Sole                23,373.00
Abbott Laboratories         COM              2824100        306     6,550.00  SH         Sole                 6,550.00
Akamai Technologies         COM              00971T101      590    14,549.00  SH         Sole                14,549.00
Alliant Techsystems Inc     COM              18804104       336     5,410.00  SH         Sole                 5,410.00
Apple Inc                   COM              37833100       369     1,468.00  SH         Sole                 1,468.00
Archer Daniels Midland Co   COM              39483102       623    24,133.00  SH         Sole                24,133.00
Aspen Insurance Holdingf    SHS              G05384105      536    21,682.00  SH         Sole                21,682.00
Bank Of America Corp        COM              60505104       313    21,796.00  SH         Sole                21,796.00
Bank Of Nova Scotia         COM              64149107       457     9,934.00  SH         Sole                 9,934.00
Baxter International Inc    COM              71813109       212     5,207.00  SH         Sole                 5,207.00
Becton Dickinson and Co     COM              75887109       101    14,911.00  SH         Sole                14,911.00
Burger King Holdings Inc    COM              121208201      310    18,381.00  SH         Sole                18,381.00
C V S Corp Del              COM              126650100      408    13,908.00  SH         Sole                13,908.00
Capital One Financial Cp    COM              14040H105      266     6,605.66  SH         Sole                 6,605.66
Chevron Corporation         COM              166764100      758    11,175.86  SH         Sole                11,175.86
Chubb Corporation           COM              171232101      338     6,764.00  SH         Sole                 6,764.00
Cisco Systems Inc           COM              17275R102    1,745    81,900.00  SH         Sole                81,900.00
Clorox Company              COM              189054109      359     5,783.00  SH         Sole                 5,783.00
Coach Inc                   COM              189754104      435    11,891.00  SH         Sole                11,891.00
Coca Cola Company           COM              191216100      293     5,838.00  SH         Sole                 5,838.00
Conocophillips              COM              20825C104      707    14,397.19  SH         Sole                14,397.19
Cott Corp Que               COM              22163N106      269    46,225.00  SH         Sole                46,225.00
Credit Suisse Etn           EXCH NT LKD 20   22542D878    1,177    59,671.00  SH         Sole                59,671.00
Dell Inc                    COM              24702R101      322    26,665.00  SH         Sole                26,665.00
Exelon Corporation          COM              30161N101      320     8,425.00  SH         Sole                 8,425.00
Exxon Mobil Corporation     COM              30231G102    1,173    20,556.00  SH         Sole                20,556.00
Fuel Systems Solutions      COM              35952W103      659    25,409.00  SH         Sole                25,409.00
Gafisa Sa Adr               SPONS ADR        362607301      705    58,180.00  SH         Sole                58,180.00
General Electric Company    COM              369604103      499    34,636.95  SH         Sole                34,636.95
General Mills Inc           COM              370334104      763    21,481.00  SH         Sole                21,481.00
Gentiva Health Services     COM              37247A102      338    12,513.00  SH         Sole                12,513.00
Greenhaven Cont Cmdty       UNIT BEN TRUST   395258106      510    20,439.00  SH         Sole                20,439.00
Herbalife Ltd               COM USD SHS      G4412G101      366     7,942.00  SH         Sole                 7,942.00
Hewlett-Packard Company     COM              428236103      392     9,053.54  SH         Sole                 9,053.54
Hologic Inc                 COM              436440101      333    23,897.00  SH         Sole                23,897.00
Home Depot Inc              COM              437076102      706    25,156.10  SH         Sole                25,156.10
Humana Inc                  COM              444859102      557    12,197.00  SH         Sole                12,197.00
Intel Corp                  COM              458140100      708    36,397.00  SH         Sole                36,397.00
Intl Business Machines      COM              459200101      858     6,946.00  SH         Sole                 6,946.00
Ishares Diversified Etf     SH BEN INT       464294107    1,163    23,375.00  SH         Sole                23,375.00
Ishares Iboxx Investop      IBOX             464287242    2,278    20,999.00  SH         Sole                20,999.00
Ishares S&P 500 Growth      S&P500 GRW       464287309    1,011    19,099.00  SH         Sole                19,099.00
iShares S&P Midcap          S&P MC 400 GRW   464287606      808    10,506.00  SH         Sole                10,506.00

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
Ishares S&P Midcap          S&P MIDCP VALU   464287705      820    12,787.00  SH         Sole                12,787.00
iShares S&P Smallcap        S&P SMLCP GROW   464287887      236     4,149.00  SH         Sole                 4,149.00
iShares S&P Smallcap        S&P SMLCP VALU   464287879      435     7,604.00  SH         Sole                 7,604.00
Ishares Silver TRUST        ISHARES          46428Q109      579    31,821.00  SH         Sole                31,821.00
Ishares Tr Barclays Bond    BARCLYS 1-3YR CR 464288646      391     3,760.00  SH         Sole                 3,760.00
Ishares Tr Barclays Tips    BARCLYS TIPS BD  464287176      376     3,517.00  SH         Sole                 3,517.00
Ishares Tr Lehman Bd Fd     BARCLYS 1-3      464287457    1,023    12,163.00  SH         Sole                12,163.00
Ishares Tr Lehman Bd Fd     BARCLY USAGG B   464287226    1,333    12,426.00  SH         Sole                12,426.00
Ishares TRUST               S&P NTL AMTFREE  464288414      759     7,294.00  SH         Sole                 7,294.00
Ishares TRUST Etf           JPMORGAN USD     464288281      486     4,679.00  SH         Sole                 4,679.00
James River Coal Co         COM NEW          470355207      323    20,299.00  SH         Sole                20,299.00
Johnson and Johnson         COM              478160104    1,088    18,418.46  SH         Sole                18,418.46
Jpmorgan Chase & Co         COM              46625H100      565    15,421.00  SH         Sole                15,421.00
Kayne Anderson Mlp Invt     COM              486606106      565    21,598.00  SH         Sole                21,598.00
L-3 Communications Hldgs    COM              502424104      475     6,709.00  SH         Sole                 6,709.00
M G I C Investment Corp     COM              552848103       73    10,550.00  SH         Sole                10,550.00
Marathon Oil Corp           COM              565849106      479    15,422.00  SH         Sole                15,422.00
Mc Donalds Corp             COM              580135101      536     8,135.00  SH         Sole                 8,135.00
McKesson Corp               COM              58155Q103      348     5,181.00  SH         Sole                 5,181.00
Medtronic Inc               COM              585055106      630    17,368.00  SH         Sole                17,368.00
Merck & Co Inc              COM              58933Y105      513    14,663.00  SH         Sole                14,663.00
Micron Technology Inc       COM              595112103      109    12,800.00  SH         Sole                12,800.00
Microsoft Corp              COM              594918104      658    28,600.71  SH         Sole                28,600.71
Mueller Water Products A    COM              624758108       73    19,670.00  SH         Sole                19,670.00
N V Energy Inc              COM              67073Y106      352    29,778.00  SH         Sole                29,778.00
Newmont Mining Corp         COM              651639106      382     6,192.00  SH         Sole                 6,192.00
Nike Inc Class B            CL B             654106103      450     6,656.00  SH         Sole                 6,656.00
Oracle Corporation          COM              68389X105      572    26,632.00  SH         Sole                26,632.00
Pepsico Incorporated        COM              713448108      779    12,775.00  SH         Sole                12,775.00
Pimco Exch Traded Fund      25YR+ ZERO U S   72201R882    1,280    15,395.00  SH         Sole                15,395.00
Plains All Amern Ppln Lp    COM              726503105      229     3,905.00  SH         Sole                 3,905.00
Platinum Underwriters       COM              G7127P100      362     9,974.00  SH         Sole                 9,974.00
Powershares Db G10 Crncy    COM UT BEN INT   73935Y102      639    29,313.00  SH         Sole                29,313.00
Powershares Exch Trad Fd    DIV ACHV PRTF    73937B407      894    34,272.00  SH         Sole                34,272.00
Powershares Global Etf      HI YLD USD BD    73936T557      588    33,869.00  SH         Sole                33,869.00
Powershares Water Resources WATER RESOURCE   73935X575      239    15,901.00  SH         Sole                15,901.00
Powershs Db US Dollar Tr    DOLL INDX BULL   73936D107      588    23,469.00  SH         Sole                23,469.00
Powershs Exch Trad Fd Tr    INSUR NATL MUN   73936T474      458    19,163.00  SH         Sole                19,163.00
Procter and Gamble          COM              742718109      677    11,294.68  SH         Sole                11,294.68
Qualcomm Inc                COM              747525103      429    13,061.00  SH         Sole                13,061.00
Republic Services Inc       COM              760759100      232     7,814.00  SH         Sole                 7,814.00
Sector Spdr Consumer Fd     SBI CONS DISCR   81369Y407      232     7,956.00  SH         Sole                 7,956.00
Sector Spdr Fincl Select    SBI INT-FINL     81369Y605      171    12,402.00  SH         Sole                12,402.00
Sector Spdr Health Fund     SBI HEALTHCARE   81369Y209      201     7,117.00  SH         Sole                 7,117.00
Sector Spdr Tech Select     SBI INT-TECH     81369Y803      374    18,316.00  SH         Sole                18,316.00
Sector Spdr Util Select     SBI INT-UTILS    81369Y886      245     8,677.00  SH         Sole                 8,677.00
Spdr Barclays Capital       BRCLYS YLD ETF   78464A417      906    23,960.00  SH         Sole                23,960.00
StreetTracks Gold Shares    GOLD SHS         78463V107      969     7,961.00  SH         Sole                 7,961.00
Sykes Enterprises Inc       COM              871237103      304    21,376.00  SH         Sole                21,376.00
Synnex Corporation          COM              87162W100      342    13,341.00  SH         Sole                13,341.00
Teva Pharm Inds Ltd Adrf    ADR              881624209    1,192    22,922.00  SH         Sole                22,922.00
Texas Instruments Inc       COM              882508104      225     9,645.00  SH         Sole                 9,645.00
Tower Group Inc             COM              891777104      371    17,234.00  SH         Sole                17,234.00
United Technologies Corp    COM              913017109      495     7,620.00  SH         Sole                 7,620.00

Vanguard Bond Index Fund    TOTAL BND MRKT   921937835    1,594    19,587.00  SH         Sole                19,587.00
Vanguard European           EURPEAN ETF      922042874      401     9,983.00  SH         Sole                 9,983.00
Vanguard Intl Eq Indx Fd    EMR MKT ETF      922042858      683    17,978.00  SH         Sole                17,978.00
Vanguard Pacific            PACIFIC ETF      922042866    1,253    26,351.00  SH         Sole                26,351.00
Vanguard Reit               REIT ETF         922908553      604    12,994.00  SH         Sole                12,994.00
Weight Watchers Intl Inc    COM              948626106      337    13,126.00  SH         Sole                13,126.00
World Acceptance Cp Del     COM              981419104      396    10,347.00  SH         Sole                10,347.00
                                                       -------- ------------                              ------------
                                                         59,817 1,773,708.81                              1,773,708.81
                                                       ======== ============                              ============